UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered
Management Investment Companies

Investment Company Act File Number:	811-09189

Exact name of Registrant as specified in charter:
Zazove Convertible Securities Fund, Inc.

Address of principal executive office:
940 Southwood, Suite 200
Incline Village, NV 89451

Name and Address of Agent for Service:
Mark R. Ludviksen
940 Southwood, Suite 200
Incline Village, NV 89451

Registrant's telephone number:  775.832.6250

Date of fiscal year end:  December 31

Date of reporting period: September 30, 2005


Item 1:	Schedule of Investments September 30, 2005

ZAZOVE CONVERTIBLE SECURITIES FUND, INC.
SCHEDULE OF INVESTMENTS
September 30, 2005
(Unaudited)
                                          Principal/      Market
                                            Shares         Value
INVESTMENT SECURITIES - 111%

CONVERTIBLE PREFERRED STOCK - 36%

AUSTRALIA - 5%
National Australia Bank 7.875%                48,500   $1,988,500
Village Roadshow 6.500% (g)                    1,500       70,230
Village Roadshow (144A) 6.500% (b)(g)         22,500    1,053,450
     Total Australia                                    3,112,180

UNITED STATES - 31%
AES Trust VII 6.000% Due 05-15-08             50,000    2,447,500
Carriage Services Cap Trust 7.000%
   Due 06-01-29                               39,000    1,677,000
Fannie Mae 5.375%                                 15    1,374,375
Fleetwood Capital Trust 6.000%
   Due 02-15-28                               50,000    2,687,500
Ford Motor Corp. Trust 6.500%
   Due 01-15-32 (d)                           27,000      984,150
Goodrich Corporation 5.250% Due 04-15-28      42,500    2,173,450
Metromedia Int'l Group, Inc. 7.250% (d)       80,000    3,190,000
Paxson Communications 9.750% Due 12-31-06         95      307,743
Quadramed Corp (144A) 2.750% (b)              48,000      888,000
Titanium Metals Inc. 6.750%                    3,000      397,110
Washington Mutual 5.375% Due 07-01-41         45,500    2,360,540
    Total United States                                18,487,368

Total convertible preferred stock (cost- $15,922,948)  21,599,548

CONVERTIBLE BONDS - 63%

CANADA - 5%
Four Seasons Hotels 1.875% Due 07-30-24(d) 1,500,000    1,554,375
Placer Dome 2.750% Due 10-15-23            1,150,000    1,279,375
         Total Canada                                   2,833,750

ISRAEL - 1%
Teva Pharm (Series B)                        500,000      515,000
   0.250% Due 02-01-24

SINGAPORE - 1%
APP Finance VI Mauritius                  12,903,000      580,635
   0.000% Due 11-18-12 (a)(c)(d)

UNITED STATES - 56%

Affiliated Managers Group Inc.             1,700,000    2,149,140
   0.000% Due 05-07-21(c)(d)
AON Corporation                            1,100,000    1,679,150
   3.500% Due 11-15-12 (d)
Apria Healthcare Group                     1,650,000    1,742,813
   3.375% Due 09-01-33 (d)
Cell Therapeutics, Inc.                    1,500,000      840,000
   4.000% Due 07-01-10 (d)
Computer Associates International, Inc.    1,000,000    1,434,800
   1.625% Due 12-15-09 (d)
Disney Walt Company                        1,850,000    1,880,155
   2.125% Due 04-15-23(d)
Durect Corp.                               1,138,000    2,486,530
   6.250% Due 06-15-08
EMC Corp.                                  1,000,000    1,043,500
   4.500% Due 04-01-07
Eastman Kodak (144A)                       2,200,000    2,138,290
   3.375% Due 10-15-33 (b)(d)
International Game Technology              2,900,000    1,846,430
   0.000% Due 01-29-33 (c)
Interpublic Group of Cos. Inc.               800,000      938,320
   4.500% Due 03-15-23
Johnson and Johnson                        1,450,000    1,262,370
   0.000% Due 07-28-20 (c)(d)(e)
Level Three Communications                 2,000,000    1,082,500
   6.000% Due 09-15-09
Liberty Media (TWX)                        1,800,000    2,000,250
   0.750% Due 03-30-23
PRG-Schultz International                  1,000,000      870,000
   4.750% Due 11-26-06
RPM International                          1,950,000    1,065,187
   1.389% Due 05-13-33
Reebok Int'l Ltd.                            950,000    1,065,781
   2.000% Due 05-01-24
Royal Carribbean Cruises Ltd.              2,500,000    1,303,650
   0.000% Due 02-02-21 (c)
Scottish Annuity & Life Holdings           1,000,000    1,163,200
   4.500% Due 12-01-22
Tyco International Ltd (Series B)          1,400,000    1,853,250
   3.125% Due 01-15-23
UTStarcom, Inc.                            3,000,000    2,415,000
   0.875% Due 03-01-08
Universal Health Services                  2,600,000    1,503,138
   0.426% Due 06-23-20
        Total United States                            33,763,454

Total convertible bonds (cost - $34,923,443)           37,692,839

CONVERTIBLE BOND UNITS - (10%, cost $6,348,064)

UNITED STATES - 10%
General Motors 6.250% Series C Due 07-15-33  100,000    1,975,000
Hercules Inc. 6.500% Due 06-30-29              1,720    1,315,800
News Corp. 0.750% Due 03-15-23                 2,600    2,449,460

         Total United States                            5,740,260


COMMON STOCK - (2%, cost $1,342,788)

UNITED STATES - 2%
COMSYS IT Partners, Inc (c)(f)                68,192      832,624
Durect Corporation (c)                            56          384
Idera Pharmaceuticals, Inc (c)               209,618      140,444
USHealth Corp. (c)                            12,359        3,708
      Total United States                                 977,160


PREFERRED STOCK - (0%, cost $2,953)

GREAT BRITAIN - 0%
PTV Inc. $5.00 (c)                              594        1,010


WARRANTS - (0%, cost - $8,544)

UNITED STATES -0%
McLeodUSA Inc. (c)                            15,535          124


Total investment securities (cost - $58,548,740)       66,010,941

INVESTMENT SECURITIES SOLD SHORT - (1)%

COMMON STOCK - (1)%(proceeds $256,679)

UNITED STATES - (1)%
Titanium Metals Corp. (d)                    (10,000)    (395,600)
      Total United States                                (395,600)

Total investment securities sold short
 (Proceeds $256,679)                                     (395,600)

Other assets less liabilities - (10%)                  (5,881,679)

NET ASSETS - 100%                                     $59,733,662

(a) This security is in default and interest is not being accrued on the position.
(b) 144A securities are those which are exempt from registration under Rule 144A of the U.S. Securities Act of 1933. These securities are subject to contractual or legal restrictions on their sale.
(c) Non-income producing securities.
(d) All or a portion of these securities are pledged as collateral for the margin account held by the custodian.
(e) Alza Corp. acquired by Johnson & Johnson.
(f) These securities are subject to contractual or legal Restrictions on their sale.
(g) Market quotations are not readily available for this security, which is valued at fair value as determined pursuant to the Board of Directors'approved procedures.

Percentages are based upon the fair value as a percent of net
  Assets as of September 30, 2005.


Item 2:	Controls and Procedures

(a) The registrant's principal executive officers have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3:  Exhibits
(a)  Certification of Principal Executive Officer.

(b)  Certification of Principal Financial Officer.

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereto duly authorized.

Registrant:  Zazove Convertible Securities Fund, Inc.

By:	/sig/ Steven M. Kleiman
Name:  Steven M. Kleiman
Title:   Secretary and Treasurer


Pursuant to the requirements of the Securities and Exchange
Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/sig/ Steven M. Kleiman
Name:  Steven M. Kleiman
Title:   Secretary Treasurer

By:	/sig/ Gene T. Pretti
Name:  Gene T. Pretti
Title:   President